(LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
(LOSS) INCOME PER SHARE
20.	(LOSS) INCOME PER SHARE

The following is a reconciliation of the numerators and the denominators of the basic and diluted (loss) income per common share:

	Year Ended December 31
	2012	2011	2010
	(In Millions of Dollars, Except Per Share Amounts)

Amounts attributable to Federal-Mogul:
Net (loss) income from continuing operations	$(98)	$(63)	$159
Loss (income) from discontinued operations, net of tax	(19)	(27)	2

Net (loss) income	$(117)	$(90)	$161

Weighted average shares outstanding, basic (in millions)	98.9	98.9	98.9

Incremental shares on assumed conversion of deferred compensation stock (in millions)	0.5	0.5	0.5

Weighted average shares outstanding, diluted (in millions)	99.4	99.4	99.4

Net (loss) income per common share attributable to Federal-Mogul – basic:
Net (loss) income from continuing operations	$(0.99)	$(0.64)	$1.61
(Loss) income from discontinued operations, net of tax	(0.19)	(0.27)	0.02

Net (loss) income	$(1.18)	$(0.91)	$1.63

Net (loss) income per common share attributable to Federal-Mogul – diluted:
Net (loss) income from continuing operations	$(0.99)	$(0.64)	$1.60
(Loss) income from discontinued operations, net of tax	(0.19)	(0.27)	0.02

Net (loss) income	$(1.18)	$(0.91)	$1.62

The Company had losses for the years ended December 31, 2012 and December 31, 2011. As a result, diluted loss per share is the same as basic in those periods, as any potentially dilutive securities would reduce the loss per share.

Warrants to purchase 6,951,871 common shares were not included in the computation of diluted earnings per share because the exercise price was greater than the average market price of the Company’s common shares during the years ended December 31, 2012, 2011 and 2010. Options to purchase 4,000,000 common shares, which expired on June 29, 2012, were not included in the computation of diluted earnings per share because the exercise price was greater than the average market price of the Company’s common shares during the years ended December 31, 2012, 2011 and 2010.

The 500,000 common shares issued in connection with the Deferred Compensation Agreement described in Note 19 are excluded from the basic earnings per share calculation as required by FASB ASC Topic 710, Compensation.